POLICY ACQUISITION COSTS	12 Months Ended
Dec. 31, 2011
POLICY ACQUISITION COSTS
POLICY ACQUISITION COSTS

3. POLICY ACQUISITION COSTS

Policy acquisition costs deferred and amortized to income for the years ended December 31 are summarized as follows:

(in thousands)	2011	2010	2009
Deferred policy acquisition costs (DAC), beginning of year	$74,435	$75,880	$78,520
VOBA*, CBIC - Acquisition date	10,822	—	—
Deferred:
Direct commissions	$116,206	$101,523	$100,727
Premium taxes	8,725	6,809	6,596
Other direct underwriting expenses	80,022	67,030	69,496
Ceding commissions	(24,721)	(24,472)	(26,156)
Net deferred	$180,232	$150,890	$150,663
Amortized	173,048	152,335	153,303
DAC/VOBA*, end of year	$92,441	$74,435	$75,880
Policy acquisition costs:
Amortized to expense — DAC	$165,378	$152,335	$153,303
Amortized to expense — VOBA	7,670	—	—
Period costs:
Ceding commission — contingent	(2,207)	(2,203)	(1,998)
Other	6,884	7,939	10,715
Total policy acquisition costs	$177,725	$158,071	$162,020

*Includes asset for value of business acquired (VOBA) in CBIC acquisition

As previously discussed in note 1D, accounting guidance for deferred acquisition costs incurred by insurance entities will change in 2012 under ASU 2010-26, Financial Services — Insurance (Topic 944) Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.

We completed our assessment and adopted this new standard on a retrospective basis as of January 1, 2012. The new guidance will have no impact on our cash flows, and should have minimal prospective impact on expenses or earnings before income taxes. Our adoption of the new standard, however, resulted in a reduction of our deferred policy acquisition costs asset, an adjustment to deferred income taxes liability and a decrease to our consolidated shareholders’ equity. At adoption, the adjustment to our consolidated shareholders’ equity will be a decrease of $26.2 million, net of tax. This adjustment will result in a reduction in book value of $1.24 per share, based on the number of shares outstanding at January 1, 2012.